SEGMENT INFORMATION - Reconciliation from total segment adjusted EBITDA to income (loss) (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEGMENT INFORMATION
Total segment adjusted EBITDA	€ (5,527)	€ (5,258)	€ 6,267	€ (74,457)	€ 39,099
Financial result	(38,726)	(1,978)	(72,178)	(3,824)	9,594
Depreciation and amortization	(2,433)	(2,547)	(4,824)	(7,315)	(6,904)
Share of loss from equity method investees	(108)	(307)	(406)		(1,057)
Income tax benefit (expense)	(1,015)	(76)	41	1,492	(2,778)
Net income (loss) for the period	€ (47,809)	€ (10,165)	€ (71,100)	€ (84,104)	€ 37,954